Business and Geographic Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business and Geographic Segment Information
Business and Geographic Segment Information
We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Our revenues are disaggregated by billing region, service type and customer set. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.
The following table disaggregates revenue by billing region (in thousands, except percentages):

	Year Ended December 31, 2016		Year Ended December 31, 2017		Year Ended December 31, 2018
North America	$1,077,886	49%	$1,080,736	50%	$1,112,774	51%
Europe	300,003	14%	272,039	13%	257,747	12%
Latin America and Caribbean	325,933	15%	304,379	14%	284,948	13%
Africa and Middle East	286,258	13%	292,505	14%	274,853	13%
Asia-Pacific	197,967	9%	198,953	9%	230,868	11%
Total	$2,188,047	100%	$2,148,612	100%	$2,161,190	100%

Approximately 8%, 9% and 11% of our revenue was derived from our largest customer during each of the years ended December 31, 2016, 2017 and 2018, respectively. Our ten largest customers accounted for approximately 31%, 34% and 37% of our revenue for the years ended December 31, 2016, 2017 and 2018, respectively.
We earn revenue primarily by providing services to our customers using our satellite transponder capacity. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. On-network services are comprised primarily of services delivered on our owned network infrastructure, as well as commitments for third-party capacity, generally long-term in nature, that we integrate and market as part of our owned infrastructure. In the case of third-party services in support of government applications, the commitments for third-party capacity are shorter and matched to the government contracting period, and thus remain classified as off-network services. Off-network services can include transponder services and other satellite-based transmission services, such as mobile satellite services (“MSS”), which are sourced from other operators, often in frequencies not available on our network. Under the category Off-Network and Other Revenues, we also include revenues from consulting and other services.

The following table disaggregates revenue by type of service (in thousands, except percentages):

	Year Ended December 31, 2016		Year Ended December 31, 2017		Year Ended December 31, 2018
On-Network Revenues
Transponder services	$1,561,108	72%	$1,543,384	72%	$1,570,278	73%
Managed services	414,758	19%	412,147	19%	393,264	18%
Channel	9,134	—%	5,405	—%	4,250	—%
Total on-network revenues	1,985,000	91%	1,960,936	91%	1,967,792	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	157,212	7%	141,845	7%	150,186	7%
Satellite-related services	45,835	2%	45,831	2%	43,212	2%
Total off-network and other revenues	203,047	9%	187,676	9%	193,398	9%
Total	$2,188,047	100%	$2,148,612	100%	$2,161,190	100%

Our revenues for media, network services, government and satellite-related services were as follows: $937.7 million, $798.1 million, $392.0 million, and $33.4 million, respectively for the year ended December 31, 2018; $910.1 million, $851.6 million, $352.6 million, and $34.3 million, respectively for the year ended December 31, 2017; and $868.1 million, $900.3 million, $387.1 million, and $32.5 million, respectively for the year ended December 31, 2016.